Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures
Fair value measurements

U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2015		December 31, 2014
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$715,376	$715,376	$211,513	$211,513
Long-term debt
Retail	2	917,000	928,643	617,000	608,462
Institutional	2	533,015	501,461	532,722	513,647
Other	2	213,750	213,750	–	–